Income Taxes - Schedule of Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Deferred tax assets:
Net operating loss carryforward	$ 10,379	$ 12,347
Deferred revenue	34,834	23,343
Property, plant, and equipment	921	1,224
Accrued expenses	131,524	91,603
Bad debt allowance	39	38
Amortization and impairment	5,406	5,917
Other, net	32,259	12,695
Total deferred tax assets	215,362	147,167
Valuation allowance for deferred tax assets	(11,301)	(13,573)
Net deferred tax assets	204,061	133,594
Deferred tax liabilities:
Property, plant, and equipment	(1,901)	(1,739)
Other, net	(261)	(343)
Total deferred tax liabilities	(2,162)	(2,082)
Net deferred tax assets	201,899	131,512
Net deferred tax assets alternative
Domestic	12,721	9,990
Foreign	189,178	121,522
Net deferred tax assets	$ 201,899	$ 131,512